Change of Control at CVR Energy	12 Months Ended
Dec. 31, 2012
Change of Control at CVR Energy
Change of Control at CVR Energy

(4)   Change of Control at CVR Energy

        On April 18, 2012, IEP Energy LLC ("IEP Energy"), a majority owned subsidiary of Icahn Enterprises, L.P. ("Icahn Enterprises"), and certain other affiliates of Icahn Enterprises and Carl C. Icahn (collectively, the "IEP Parties"), entered into a Transaction Agreement (the "Transaction Agreement") with CVR Energy, with respect to IEP Energy's tender offer (the "Offer") to purchase all of the issued and outstanding shares of CVR Energy's common stock for a price of $30.00 per share in cash, without interest, less any applicable withholding taxes, plus one non-transferable contingent payment right for each share of CVR Energy common stock (the "CCP"), which represents the contractual right to receive an additional cash payment per share if a definitive agreement for the sale of CVR Energy is executed on or prior to August 18, 2013 and such transaction closes.

        In May 2012, the IEP Parties announced that a majority of the common stock of CVR Energy had been acquired through the Offer. As a result of the shares tendered into the Offer during the initial offering period and subsequent additional purchases, the IEP Parties owned approximately 82% of CVR Energy's common stock as of December 31, 2012.

        Pursuant to the Transaction Agreement, all restricted shares scheduled to vest in 2012 were converted to restricted stock units whereby the recipient received cash settlement of the offer price of $30.00 per share plus one CCP upon vesting. Restricted shares scheduled to vest in 2013, 2014 and 2015 were converted to restricted stock units whereby the awards will be settled in cash upon vesting in an amount equal to the lesser of the offer price or the fair market value as determined at the most recent valuation date of December 31 of each year. Additional share-based compensation was incurred at CVR Energy to revalue the unvested awards upon modification. For awards vesting subsequent to 2012, the awards will be remeasured at each subsequent reporting date until they vest. See further discussion in Note 6 ("Share-Based Compensation").